Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Calculations of Earnings per Share
The amounts considered for calculations of earnings (loss) per share in 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Denominator (thousands of shares)
Weighted-average number of shares outstanding 1	44,123,654	44,125,288	45,393,602
Capitalization of retained earnings 1	—	—	—
Effect of dilutive instruments – mandatorily convertible securities (note 18.2) 2	—	—	—

Weighted-average number of shares – basic	44,123,654	44,125,288	45,393,602
Effect of dilutive instruments – share-based compensation (note 23) 2	729,292	745,163	470,985
Effect of potentially dilutive instruments – optionally convertible securities (note 18.2) 2	—	—	1,457,554

Weighted-average number of shares – diluted	44,852,946	44,870,451	47,322,141

Numerator
Net income (loss) from continuing operations	$	788	(1,347)	81
Less: non-controlling interest net income (loss)		25	21	36

Controlling interest net income (loss) from continuing operations		763	(1,368)	45
Plus: after tax interest expense on mandatorily convertible securities		—	—	1

Controlling interest net income (loss) from continuing operations – for basic earnings per share calculations		763	(1,368)	46
Plus: after tax interest expense on optionally convertible securities		—	4	18

Controlling interest net income (loss) from continuing operations – for diluted earnings per share calculations	$	763	(1,364)	64

Net income (loss) from discontinued operations	$	(10)	(99)	98

Basic earnings per share
Controlling interest basic earnings (loss) per share	$	0.0171	(0.0332)	0.0031
Controlling interest basic earnings (loss) per share from continuing operations		0.0173	(0.0310)	0.0010
Controlling interest basic earnings (loss) per share from discontinued operations		(0.0002)	(0.0022)	0.0021

Controlling interest diluted earnings per share 3
Controlling interest diluted earnings (loss) per share	$	0.0168	(0.0332)	0.0031
Controlling interest diluted earnings (loss) per share from continuing operations		0.0170	(0.0310)	0.0010
Controlling interest diluted earnings (loss) per share from discontinued operations		(0.0002)	(0.0022)	0.0021

1	In 2019, shareholders approved the delivery of a cash dividend (note 22.1).
2
The number of Parent Company CPOs to be issued under the executive share-based compensation programs, as well as the total amount of Parent Company CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock-based compensation programs is determined under the inverse treasury method.

3
For 2020 and 2019, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.